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                         SYMETRA LIFE INSURANCE COMPANY
                    Symetra Deferred Variable Annuity Account

                            SUPPLEMENT TO PROSPECTUS
                         Supplement dated April 29, 2005
                 to Prospectus dated May 1, 1998 as supplemented

THE DISCLOSURE SET FORTH BELOW REPLACES THE INFORMATION UNDER THE SUB-HEADING "CHARGES AND DEDUCTIONS" FOUND ON PAGE 2 OF THE PROSPECTUS AND IN ANY PRIOR SUPPLEMENTS.

VARIABLE ACCOUNT ANNUAL EXPENSES
(as a % of average Contract Value)

Mortality and Expense Risk Charge              1.20%
Administrative Charge                          NONE
                                               ----
Total Variable Account Annual Expenses         1.20%

WE HAVE FUND PARTICIPATION AGREEMENTS WITH THE FUND MANAGERS THAT DESCRIBE THE ADMINISTRATIVE PRACTICES AND RESPONSIBILITIES OF THE PARTIES. TO THE EXTENT IT PERFORMS SERVICES FOR THE FUND, SYMETRA LIFE MAY RECEIVE AN ASSET BASED ADMINISTRATIVE FEE FROM THE FUND'S ADVISER OR DISTRIBUTOR.

FUND ANNUAL EXPENSES
(as a % of average account value)(i)

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(i) Please see footnote 4 on page 3 of the Prospectus dated May 1, 1998.

                                                                                                                       NET TOTAL
                                                                                                                        ANNUAL
                                                                                                                       PORTFOLIO
                                                                                                                       OPERATING
                                                                                                                        EXPENSES
                                                                           DISTRIBUTION  TOTAL ANNUAL  CONTRACTUAL    (AFTER ANY
                                                                             SERVICE      PORTFOLIO      EXPENSE     REIMBURSEMENT
                                                     MANAGEMENT    OTHER     (12b-1)      OPERATING     WAIVER OR      AND WAIVER
                       PORTFOLIO                        FEES     EXPENSES     FEES         EXPENSES   REIMBURSEMENT    AGREEMENTS)
    -------------------------------------------------------------------------------------------------------------------------------
    Pioneer Growth Opportunities VCT Portfolio --
    Class I Shares (ii)                                 0.74%      0.06%                     0.80%         -0.01%          0.79%
    Pioneer Fund VCT Portfolio - Class I Shares         0.65%      0.06%                     0.71%           -             0.71%
    Pioneer Small Cap Value II VCT Portfolio -
    Class I Shares (ii)                                 0.75%      0.26%                     1.01%           -             1.01%
    Pioneer Mid Cap Value VCT Portfolio - Class I
    Shares                                              0.65%      0.07%                     0.72%           -             0.72%
    Pioneer Bond VCT Portfolio - Class I Shares (ii)    0.50%      0.23%                     0.73%         -0.11%          0.62%
    Scudder VS I Money Market Portfolio (2)             0.37%      0.16%                     0.53%           -             0.53%
    Scudder VS I International Portfolio -
    Class B Shares (2)                                  0.87%      0.26%      0.25%          1.38%         -0.01%          1.37%
    Scudder VS I Capital Growth Portfolio -
    Class B Shares (2)                                  0.47%      0.16%      0.25%          0.88%           -             0.88%

    The above portfolio expenses were provided by the Funds. We have not independently verified the accuracy of the information.

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(ii) The expenses in the table above reflect the contractual expense limitation in effect through December 10, 2006 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.01% (Pioneer Small Cap Value II VCT Portfolio), 0.79% (Pioneer Growth Opportunities VCT Portfolio), and 0.62% (Pioneer Bond VCT Portfolio) of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.

EXPLANTATION OF TABLE:

The purpose of this Table is to assist the Owner in understanding the various costs and expenses that an Owner will bear directly and indirectly. The Table reflects historical charges and expenses of each portfolio for the year ended December 31, 2004. Charges and expenses may be higher or lower in future years. Additional deductions may be made for taxes. For more information on the charges described in this Table, see "Charges and Deductions", pages 7 and 8, in the Prospectus and the portfolio Prospectuses which accompany this supplement.

EXAMPLES:

Changes to the portfolio expenses affect the results of the expense Examples in your Prospectus and any previous supplements. Although we have chosen not to update the Examples here, they still generally show how expenses and charges affect your Contract Value.

   PLEASE NOTE THAT EFFECTIVE JULY 15, 2005, SYMETRA LIFE INSURANCE'S PHYSICAL
                           ADDRESS WILL BE CHANGED TO:
                         SYMETRA LIFE INSURANCE COMPANY
                                777 108TH AVE. NE
                               BELLEVUE, WA 98004